Income Taxes - Sources of Income (Loss) Before Taxes and Equity in Income (Loss) of Unconsolidated Subsidiaries and Affiliates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Parent country source	$ (3)	$ (6)	$ (211)
Foreign sources	1,173	1,472	870
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	$ 1,170	$ 1,466	$ 659